Segments (Premiums, Administrative Fee And Net Investment Income By Major Product Line Or Category) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Revenue By Segment And Product Line [Line Items]
Premiums	$ 542.7	$ 539.8	$ 537.0	$ 533.8	$ 524.5	$ 532.8	$ 532.9	$ 507.5	$ 2,153.3	$ 2,097.7	$ 2,101.9
Administrative fees	28.1	28.5	29.5	29.4	29.8	29.1	29.3	28.3	115.5	116.5	108.5
Net investment income	155.9	147.3	152.6	157.0	158.0	152.7	141.9	149.9	612.8	602.5	586.5
Insurance Services [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									2,145.3	2,056.2	2,067.2
Administrative fees									12.3	9.6	8.3
Net investment income									341.3	338.9	335.1
Asset Management [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									8.0	41.5	34.7
Administrative fees									119.9	121.5	114.1
Net investment income									262.7	251.0	234.0
Group Insurance [Member] | Insurance Services [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									1,973.0	1,892.9	1,890.2
Administrative fees									12.0	9.3	8.0
Net investment income									288.6	286.3	285.6
Experience Rated Refunds [Member] | Insurance Services [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									(12.5)	(27.9)	(40.2)
Group Other [Member] | Insurance Services [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									81.6	81.5	79.5
Group Short Term Disability [Member] | Insurance Services [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									208.0	203.7	205.7
Group Long Term Disability [Member] | Insurance Services [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									803.3	799.9	825.6
Group Life And AD&D [Member] | Insurance Services [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									892.6	835.7	819.6
Individual Disability Insurance [Member] | Insurance Services [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									172.3	163.3	177.0
Administrative fees									0.3	0.3	0.3
Net investment income									52.7	52.6	49.5
Retirement Plans [Member] | Asset Management [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									2.0	1.6	0.7
Administrative fees									90.0	92.5	88.5
Net investment income									90.4	87.4	85.8
Individual Annuities [Member] | Asset Management [Member]
Total Revenue By Segment And Product Line [Line Items]
Premiums									6.0	39.9	34.0
Net investment income									161.0	151.0	133.9
Other Financial Services Businesses [Member] | Asset Management [Member]
Total Revenue By Segment And Product Line [Line Items]
Administrative fees									29.9	29.0	25.6
Net investment income									11.3	12.6	14.3
Other Category [Member]
Total Revenue By Segment And Product Line [Line Items]
Administrative fees									(16.7)	(14.6)	(13.9)
Net investment income									$ 8.8	$ 12.6	$ 17.4